Condensed Consolidate Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 81,818	$ 106,553
Short-term investments	1,236	1,154
Restricted short-term investments	3,500
Accounts receivable (net of allowance for doubtful accounts) (Note 18)	19,298	20,357
Other current assets	13
Unbilled revenue	3,045
Income taxes receivable	144
Inventories (net of obsolescence) (Note 5)	5,083
Loan receivable (Note 7)		1,766
Prepaid expenses and deposits	4,129	1,293
Total Current Assets	118,266	131,123
Non-current assets
Property, plant and equipment (Note 8)	3,801	1,240
Intangible assets (Note 9)	114,944	123,351
Investment in joint venture (Note 6)	3,383
Deferred income tax assets (Note 16)	20,195	14,646
Goodwill (Note 10)	42,587	12,623
Total non-current assets	184,910	151,860
TOTAL ASSETS	303,176	282,983
Current liabilities
Bank indebtedness (Note 13)	3,568
Accounts payable and accrued liabilities (Note 12)	20,487	15,645
Income taxes payable (Note 16)	599
Current portion of patent finance obligation (Note 11)	4,090	10,372
Current portion of deferred revenue	6,733
Current portion of long-term debt	115
Total Current Liabilities	35,592	26,017
Non-current liabilities
Contingent consideration (Note 3)	4,474
Patent finance obligation (Note 11)		12,775
Success fee obligation		47
Deferred revenue	884
Long-term debt	401
Deferred income tax liabilities (Note 16)	7,291
Total non-current liabilities	13,050	12,822
TOTAL LIABILITIES	48,642	38,839
Shareholders’ equity
Capital stock (Note 14)	418,873	419,485
Additional paid-in capital	22,489	21,036
Accumulated other comprehensive income	20,111	16,225
Deficit	(206,939)	(212,602)
Total Stockholders' Equity	254,534	244,144
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 303,176	$ 282,983